Note 20 - Segment Information - Percentage of Net Sales to Major Customer (Details) - Sales Revenue, Goods, Net [Member] - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Customer A [Member]
Revenue percentage by customer	10.00%	11.00%	12.00%
Customer B [Member]
Revenue percentage by customer	8.00%	8.00%	10.00%